                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

              (Address of principal executive offices)   (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)          DESCRIPTION                                                 COUPON                    MATURITY            VALUE

               MUNICIPAL BONDS    164.9%
               ALASKA    0.9%
$     1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                5.250%                12/01/41            $ 1,063,670
                                                                                                                   -----------------

              ARIZONA    6.2%
       3,000  Arizona St Transn Brd Hwy Rev Ser B                             5.250                 07/01/19              3,280,650
       2,000  Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
              (AMT) (FGIC Insd)                                               5.375                 07/01/29              2,036,000
         765  Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
              Irvington Proj Tucson Ser A Rfdg (FSA Insd)                     7.250                 07/15/10                790,627
       1,300  Tempe, AZ Excise Tax Rev Rfdg                                   5.250                 07/01/18              1,430,676
                                                                                                                   -----------------
                                                                                                                          7,537,953
                                                                                                                   -----------------

              CALIFORNIA    22.4%
       6,000  Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub
              Impt Proj Ser C (FSA Insd)                                        *                   09/01/19              3,227,400
       2,095  Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool
              Ser A (XLCA Insd)                                               5.250                 09/01/35              2,237,649
       1,000  California St (AMBAC Insd)                                      5.125                 10/01/27              1,045,070
       2,800  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)               5.500                 05/01/16              3,124,968
       2,000  California St Pub Wks Brd Lease Rev Dept of
              Corrections St Prisons Ser A Rfdg (AMBAC Insd)                  5.000                 12/01/19              2,171,600
       2,500  California St Pub Wks Brd Lease Rev Dept of
              Mental Hlth Coalinga Ser A                                      5.000                 06/01/24              2,617,100
       1,000  California Statewide Cmntys Dev Auth Rev
              Daughters of Charity Hlth Ser A                                 5.250                 07/01/35              1,050,550
       3,950  Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                5.125                 07/01/40              4,125,143


      13,880  San Joaquin Hills, CA Transn Corridor Agy Toll Rd
              Rev Cap Apprec Ser A Rfdg (MBIA Insd)                             *                   01/15/28              4,766,114
       2,720  Washington, CA Uni Sch Dist Yolo Cnty Election
              2004 Ser A (FGIC Insd) (a)                                      5.250                 08/01/19              3,009,816
                                                                                                                   -----------------
                                                                                                                         27,375,410
                                                                                                                   -----------------

              COLORADO    2.8%
       1,000  Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
              Proj (Prerefunded @ 08/31/05)                                   7.000                 08/31/26              1,033,770
       5,000  Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
              Proj Ser C (Prerefunded @ 08/31/05)                               *                   08/31/26              1,040,650
       1,000  Colorado Hlth Fac Auth Rev Hosp Portercare
              Adventist Hlth                                                  6.500                 11/15/31              1,107,700
         120  Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2
              (AMT)                                                           7.250                 05/01/27                121,218
          94  Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1
              (AMT)                                                           7.650                 11/01/26                 95,023
                                                                                                                   -----------------
                                                                                                                          3,398,361
                                                                                                                   -----------------

              CONNECTICUT    1.7%
       1,010  Mashantucket Western Pequot Tribe CT Spl Rev Ser
              A, 144A - Private Placement (b)                                 6.400                 09/01/11              1,057,379
         990  Mashantucket Western Pequot Tribe CT Spl Rev Ser
              A, 144A - Private Placement (Prerefunded @
              09/01/07) (b)                                                   6.400                 09/01/11              1,057,726
                                                                                                                   -----------------
                                                                                                                          2,115,105
                                                                                                                   -----------------

              FLORIDA    7.0%
       3,000  Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)                     5.375                 07/01/17              3,299,490
       5,000  Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC
              Insd)                                                           5.125                 10/01/33              5,293,800
                                                                                                                   -----------------
                                                                                                                          8,593,290
                                                                                                                   -----------------

              GEORGIA    5.1%
       2,000  Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                       5.000                 11/01/21              2,133,380
       2,000  Georgia St Rd & Twy Auth Rev                                    5.000                 10/01/19              2,158,980
       1,745  Municipal Elec Auth GA Combustion Turbine Proj
              Ser A (MBIA Insd)                                               5.250                 11/01/20              1,901,718
                                                                                                                   -----------------
                                                                                                                          6,194,078
                                                                                                                   -----------------

              ILLINOIS    0.4%


       1,710  Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd)
              (a)                                                               *                   01/01/29                555,322
                                                                                                                   -----------------

              INDIANA    1.3%
       1,500  Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg
              (AMT)                                                           5.950                 08/01/30              1,547,640
                                                                                                                   -----------------

              LOUISIANA    3.1%
       1,400  Louisiana Pub Fac Auth Rev Hlth Fac Glen
              Retirement Ser A                                                6.700                 12/01/25              1,437,212
       2,000  New Orleans, LA Rfdg (FGIC Insd)                                5.500                 12/01/21              2,327,020
                                                                                                                   -----------------
                                                                                                                          3,764,232
                                                                                                                   -----------------

              MARYLAND    0.8%
       1,000  Maryland St Econ Dev Corp Univ MD College Pk Proj               5.625                 06/01/35              1,036,900
                                                                                                                   -----------------

              MASSACHUSETTS    10.9%
       1,200  Massachusetts Bay Tran Auth MA Gen Tran Sys Ser A
              Rfdg                                                            6.250                 03/01/12              1,384,632
       3,500  Massachusetts Bay Tran Auth MA Sales Tax Rev Ser A              5.000                 07/01/35              3,609,865
       1,000  Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem
              Med Ctr Ser A                                                   6.000                 10/01/23              1,001,830
       7,050  Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)              5.000                 08/01/32              7,347,933
                                                                                                                   -----------------
                                                                                                                         13,344,260
                                                                                                                   -----------------

              MICHIGAN    10.9%
       2,000  Detroit, MI Downtown Dev Auth Tax Increment Rev
              Dev Area No. 1 Proj Ser C1 (Prerefunded @
              07/01/06)                                                       6.250                 07/01/25              2,103,680
       2,790  Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg
              (MBIA Insd) (a)                                                 5.250                 07/01/19              3,064,424
       2,000  Grand Rapids, MI Wtr Supply (FGIC Insd)                         5.750                 01/01/15              2,213,660
       1,000  Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                 6.000                 07/01/35              1,076,700
       2,075  South Lyon, MI Cmnty Sch Bldg & Site (FGIC Insd)                5.250                 05/01/18              2,277,209
       2,285  Taylor, MI Bldg Auth (AMBAC Insd) (a)                           6.000                 03/01/13              2,637,233
                                                                                                                   -----------------
                                                                                                                         13,372,906
                                                                                                                   -----------------

              MINNESOTA    0.8%
       1,000  Stillwater, MN Hlthcare Rev Hlth Sys Oblig Group                5.000                 06/01/25              1,036,520
                                                                                                                   -----------------

              MISSISSIPPI    3.0%
       3,000  Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
              Energy Res Inc Proj Rfdg                                        5.900                 05/01/22              3,045,480
         670  Mississippi Home Corp Single Family Rev Mtg Ser C
              (AMT)(GNMA Collateralized)                                      7.600                 06/01/29                683,869
                                                                                                                   -----------------
                                                                                                                          3,729,349
                                                                                                                   -----------------

              MISSOURI    9.7%
       2,000  Curators Univ MO Sys Fac Rev Ser B Rfdg (a)                     5.000                 11/01/20              2,146,600
       2,000  North Kansas City, MO Sch Dist No. 74 Impt & Rfdg
              MO Direct Deposit (c)                                           5.000                 03/01/25              2,132,460
       3,000  Platte Cnty, MO Neighborhood Impt Parkville Ser B
              (MBIA Insd)                                                     5.000                 02/01/25              3,164,820
       4,000  Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A
              (Prerefunded @ 07/01/11) (MBIA Insd)                            5.250                 07/01/31              4,392,680
                                                                                                                   -----------------
                                                                                                                         11,836,560
                                                                                                                   -----------------

              NEVADA    6.3%
       3,000  Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
              Proj Ser A (AMT) (AMBAC Insd)                                   5.250                 07/01/34              3,163,950
       4,375  Las Vegas Vly, NV Wtr Dist Ser B Rfdg (MBIA Insd)               5.000                 06/01/27              4,575,550
                                                                                                                   -----------------
                                                                                                                          7,739,500
                                                                                                                   -----------------

              NEW HAMPSHIRE    2.9%
       1,000  New Hampshire Hlth & Ed Fac Auth Rev Derryfield
              Sch                                                             7.000                 07/01/30              1,068,220
       1,400  New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant
              Hlth                                                            5.500                 07/01/34              1,479,128
       1,000  New Hampshire St Bus Fin Auth Wtr Fac Rev
              Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)                        6.300                 05/01/22              1,070,850
                                                                                                                   -----------------
                                                                                                                          3,618,198

                                                                                                                   -----------------

              NEW JERSEY    4.9%
         500  New Jersey Econ Dev Auth Rev Cigarette Tax                      5.750                 06/15/29                536,405
       2,210  New Jersey Econ Dev Auth Wtr Fac Rev NJ American
              Wtr Co Inc Ser B (AMT) (FGIC Insd)                              5.375                 05/01/32              2,329,450
       1,000  New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys
              Oblig Grp Ser A                                                 5.375                 07/01/33              1,041,490
       2,000  New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC
              Insd)                                                           5.000                 01/01/35              2,077,140
                                                                                                                   -----------------
                                                                                                                          5,984,485
                                                                                                                   -----------------

              NEW MEXICO    1.3%
       1,500  Jicarilla, NM Apache Nation Rev Adj Ser A
              (Acquired 10/23/03, Cost $1,514,910) (d)                        5.000                 09/01/18              1,563,915
                                                                                                                   -----------------

              NEW YORK    7.4%
       3,000  New York City Ser G (Prerefunded @ 02/01/06) (e)                6.000                 02/01/11              3,095,160
       5,000  New York City Ser H (MBIA Insd)                                 5.250                 03/15/14              5,461,350
         500  Westchester Tob Asset Securitization Corp NY                    5.125                 06/01/38                506,835
                                                                                                                   -----------------
                                                                                                                          9,063,345
                                                                                                                   -----------------

              NORTH CAROLINA    2.8%
       1,500  North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
              Ser D                                                           6.700                 01/01/19              1,669,455
       1,650  Raleigh Durham, NC Arpt Auth Rev Ser A (AMBAC
              Insd)                                                           5.000                 05/01/30              1,741,806
                                                                                                                   -----------------
                                                                                                                          3,411,261
                                                                                                                   -----------------

              OHIO    8.1%
       3,000  Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                5.250                 06/01/18              3,295,290
       1,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                  7.500                 01/01/30              1,128,260
       1,000  Dayton, OH Arpt Rev James M Cox Dayton Ser C Rfdg
              (AMT) (Radian Insd)                                             5.250                 12/01/27              1,042,070
       1,165  Marion Cnty, OH Rev Cmnty Hosp Impt & Rfdg
              (Escrowed to Maturity)                                          6.100                 05/15/06              1,194,102
       3,070  Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac
              Contract (FGIC Insd)                                              *                   12/01/11              2,428,401


         795  Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd
              Ser A (AMT)                                                     6.000                 05/15/11                844,139
                                                                                                                   -----------------
                                                                                                                          9,932,262
                                                                                                                   -----------------

              OKLAHOMA    4.0%
       1,755  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC
              Insd)                                                           6.250                 11/01/22              1,979,675
       2,785  Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr
              Proj Rfdg (Escrowed to Maturity) (Connie Lee
              Insd) (a)                                                       6.250                 06/01/06              2,865,041
                                                                                                                   -----------------
                                                                                                                          4,844,716
                                                                                                                   -----------------

              OREGON    3.6%
       2,010  Emerald Peoples Util Dist OR Rfdg (FGIC Insd) (a)               7.350                 11/01/09              2,327,821
       2,060  Multnomah Cnty, OR Sch Dist No 007 Reynolds (MBIA
              Insd)                                                           5.000                 06/01/30              2,145,572
                                                                                                                   -----------------
                                                                                                                          4,473,393
                                                                                                                   -----------------

              PENNSYLVANIA    4.3%
       2,000  Pennsylvania Econ Dev Fin Auth Res Recovery Rev
              Colver Proj Ser D (AMT)                                         7.150                 12/01/18              2,043,120
       2,000  Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
              Sys Ser A                                                       6.250                 01/15/17              2,249,000
         905  Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
              Sys Ser A                                                       6.250                 01/15/18              1,015,781
                                                                                                                   -----------------
                                                                                                                          5,307,901
                                                                                                                   -----------------

              SOUTH DAKOTA    0.9%
       1,000  South Dakota St Hlth & Ed Fac Auth Rev Childrens
              Care Hosp Rfdg                                                  6.125                 11/01/29              1,072,700
                                                                                                                   -----------------

              TENNESSEE    2.3%
       1,270  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First
              Mtg Ser B Impt & Rfdg                                           8.000                 07/01/33              1,525,524
       1,000  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First
              Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd)                          7.500                 07/01/25              1,254,130
                                                                                                                   -----------------
                                                                                                                          2,779,654
                                                                                                                   -----------------

              TEXAS    17.9%
         790  Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec
              Co Proj Ser C Rfdg (AMT)                                        5.750                 05/01/36                844,684



         930  Brownsville, TX Util Sys Rev (Escrowed to
              Maturity) (e)                                                   7.375                 01/01/10              1,027,390
       1,515  Cameron Cnty, TX Ctf Oblig (Prerefunded @
              02/15/10) (AMBAC Insd) (a)                                      5.750                 02/15/16              1,657,380
       3,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt
              & Rfdg (AMT) (FGIC Insd)                                        5.500                 11/01/31              3,186,120
       2,760  Houston, TX Arpt Sys Rev (Escrowed to Maturity)                 9.500                 07/01/10              3,245,815
       1,000  Mesquite, TX Hlth Fac Dev Corp Retirement Fac
              Christian Care Ctr Ser A                                        7.625                 02/15/28              1,088,260
       2,000  Midlothian, TX Ind Sch Dist Sch Bldg Rfdg (PSF
              Gtd) (c)                                                        5.000                 02/15/27              2,109,420
       3,000  Prosper,TX Indpt Sch Dist (PSF Gtd)                             5.500                 08/15/33              3,244,170
       1,445  San Antonio, TX Elec & Gas Rev Sys Rfdg                         5.375                 02/01/16              1,585,555
       1,990  Stafford, TX Econ Dev Corp (FGIC Insd) (a)                      6.000                 09/01/19              2,336,638
       1,510  Texas St Wtr Fin Assistance                                     5.500                 08/01/35              1,616,123
                                                                                                                   -----------------
                                                                                                                         21,941,555
                                                                                                                   -----------------

              VIRGINIA    1.7%
       1,445  Richmond, VA Indl Dev Auth Govt Fac Rev Bds
              (AMBAC Insd)                                                    5.000                 07/15/16              1,589,038
         500  Tobacco Settlement Fin Corp VA Asset Bkd                        5.500                 06/01/26                527,760
                                                                                                                   -----------------
                                                                                                                          2,116,798
                                                                                                                   -----------------

              WASHINGTON    1.1%
       1,280  Pierce Cnty, WA Sch Dist No. 343 Dieringer Impt &
              Rfdg (FSA Insd)                                                 5.000                 12/01/20              1,363,162
                                                                                                                   -----------------

              WISCONSIN    2.2%
       2,500  Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs
              (AMBAC Insd)                                                    5.125                 08/01/21              2,671,075
                                                                                                                   -----------------

              PUERTO RICO    6.2%
       6,000  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
              Rfdg (FSA Insd)                                                 6.250                 07/01/21              7,541,760
                                                                                                                   -----------------


TOTAL LONG-TERM INVESTMENTS    164.9%
   (Cost $190,039,265)                                                                                                  201,927,236

SHORT-TERM INVESTMENTS    2.2%
   (Cost $2,700,000)                                                                                                      2,700,000
                                                                                                                   -----------------


TOTAL INVESTMENTS    167.1%
   (Cost $192,739,265)                                                                                                  204,627,236

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.7%)                                                                          (2,177,201)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (65.4%)                                                           (80,025,170)
                                                                                                                   -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $122,424,865
                                                                                                                   =================

              Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond

(a)           The Trust owns 100% of the bond issuance.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Security purchased on a when-issued or delayed delivery basis.

(d) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
Connie Lee  - Connie Lee Insurance Co.
FGIC        - Financial Guaranty Insurance Co.
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
MBIA        - Municipal Bond Investors Assurance Corp.
PSF         - Public School Fund
Radian      - Radian Asset Assurance
XLCA        - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:


                                                                                      UNREALIZED
                                                                                     APPRECIATION/
                                                                        CONTRACTS    DEPRECIATION
              SHORT CONTRACTS:
              U.S. Treasury Notes 5-Year Futures September 2005
              (Current Notional Value of $107,203 per contract)            454       $  718,201
                                                                                   -------------


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005